Insurance proceeds (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022
Insurance proceeds
Open insurance claim amount	$ 1,700	$ 1,700	$ 2,100
Loss of hire insurance payments recorded as a component of total revenues	1,424	2,335
Windsor Knutsen | Loss of hire proceeds
Insurance proceeds
Loss of hire insurance payments recorded as a component of total revenues	$ 1,400
Synnve Knutsen | Loss of hire proceeds
Insurance proceeds
Loss of hire insurance payments recorded as a component of total revenues		$ 2,300